Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2015
Property and Equipment [Abstract]
Schedule Of Components Of Property And Equipment

The components of property and equipment are as follows (in thousands):

	December 31,
	2015	2014
Tanks and terminal equipment	$37,974	$32,244
Leasehold improvements and other	10,242	10,092
Rail and rail equipment	4,551	4,551
Land and buildings	7,022	6,335
Trucks and other vehicles	1,495	357
Computer equipment, furniture and fixtures	216	208
Construction-in-progress	82	95
Total property and equipment	61,582	53,882
Less: accumulated depreciation	(19,720)	(15,956)
Property and equipment, net	$41,862	$37,926